Lease Liability (Tables)	12 Months Ended
Dec. 31, 2020
Lease liabilities [abstract]
Disclosure of detailed information about leasing activities for lessee [Table Text Block]
Balance, January 1, 2019	$89,215
Additional capitalized leases (note 12)	22,158
Lease payments	(32,952)
Accretion and other movements	3,526
Balance, December 31, 2019	$81,947
Additional capitalized leases (note 12)	17,759
Lease payments	(35,980)
Accretion and other movements	(212)
Balance, December 31, 2020	$63,514

	Dec. 31, 2020	Dec. 31, 2019
Current	$33,473	$32,781
Non-current	30,041	49,166
	$63,514	$81,947

Disclosure of detailed information about expenses recognized to leases for which exemption applied [Table Text Block]
	Year ended December 31,
	2020	2019
Short-term leases	$40,253	$45,745
Low value leases	353	92
Variable leases	57,389	56,152
Total	$97,995	$101,989